Statement of Shareholders' Equity (USD $)	Total	Redeemable Convertible Preferred Stock, Series A [Member]	Redeemable Convertible Preferred Stock, Series A-1 [Member]	Series A 8% Percent Convertible Preferred Stock [Member]	Common stock	Additional paid-in capital	Accumulated deficit	Redeemable Convertible Preferred Stock, Series A [Member]	Redeemable Convertible Preferred Stock, Series A [Member]	Redeemable Convertible Preferred Stock, Series A [Member] Additional paid-in capital	Redeemable Convertible Preferred Stock, Series A-1 [Member]	Redeemable Convertible Preferred Stock, Series A-1 [Member]	Redeemable Convertible Preferred Stock, Series A-1 [Member] Additional paid-in capital
Balance at Jan. 30, 2010	$ (1,049,000)	$ 18,778,000	$ 18,510,000		$ 75,000	$ 9,240,000	$ (10,364,000)
Balance, common stock (shares) at Jan. 30, 2010					7,469,974
Balance, preferred stock, shares at Jan. 30, 2010		6,173,030	8,006,984
Issuance of warrants to purchase common stock to professional service providers	203,000					203,000
Stock-based compensation expense	2,104,000					2,104,000
Exercise of options and warrants to purchase common stock	4,992,000				12,000	4,980,000
Exercise of options and warrants to purchase common stock (in shares)					1,187,658
Redemption of warrants for common stock and cash	(10,168,000)				12,000	(10,180,000)
Redemption of warrants for common stock and cash (in shares)					1,221,722
Accretion of Redeemable Convertible Preferred Stock to redemption value								(1,356,000)	1,356,000	(1,356,000)	(1,973,000)	1,973,000	(1,973,000)
Conversion of Series A and Series A-1 Redeemable Convertible Preferred Stock to common stock and redemption of fractional shares	40,618,000	(20,134,000)	(20,483,000)		62,000	40,556,000
Conversion of Series A and Series A-1 Redeemable Convertible Preferred Stock to common stock and redemption of fractional shares (in shares)		(6,173,030)	(8,006,984)		6,205,004
Issuance of Series A 8% Convertible Preferred Stock, net of issuance costs of $2,145				191,855,000
Issuance of Series A 8% Convertible Preferred Stock, net of issuance costs of $2,145 (in shares)				89,291,773
Dividends paid to shareholders	(192,417,000)					(46,068,000)	(146,349,000)
Excess tax benefit related to share based compensation/exercises of stock options	3,226,000					3,226,000
Net income	7,023,000						7,023,000
Balance at Jan. 29, 2011	(148,797,000)			191,855,000	161,000	732,000	(149,690,000)
Balance, common stock (shares) at Jan. 29, 2011					16,084,358
Balance, preferred stock, shares at Jan. 29, 2011				89,291,773
Issuance of warrants to purchase common stock to professional service providers	31,000					31,000
Stock-based compensation expense	1,197,000					1,197,000
Exercise of warrants/stock options to purchase common stock	33,000					33,000
Exercise of warrants/stock options to purchase common stock (in shares)					5,191
Vesting of restricted shares related to stock option exercises	491,000					491,000
Repurchase of unvested restricted shares related to stock option exercises	98,000					98,000
Issuance of common stock, net of issuance costs	1,110,000				1,000	1,109,000
Issuance of common stock, net of issuance costs (in shares)					159,248
Net income	16,078,000						16,078,000
Balance at Jan. 28, 2012	(129,759,000)			191,855,000	162,000	3,691,000	(133,612,000)
Balance, common stock (shares) at Jan. 28, 2012	16,248,797				16,248,797
Balance, preferred stock, shares at Jan. 28, 2012	89,291,773			89,291,773
Issuance of warrants to purchase common stock to professional service providers	43,000					43,000
Stock-based compensation expense	12,142,000				20,000	12,122,000
Stock-based compensation expense (in shares)					2,027,678
Exercise of options and warrants to purchase common stock	239,000				1,000	238,000
Exercise of options and warrants to purchase common stock (in shares)					31,898
Vesting of restricted shares related to stock option exercises	802,000					802,000
Repurchase of unvested restricted shares related to stock option exercises	3,000					3,000
Repurchase of unvested restricted shares related to stock option exercises (in shares)					(30,221)
Conversion of Preferred Stock	191,855,000			(191,855,000)	309,000	191,546,000
Conversion of Preferred Stock (in shares)				(89,291,773)	30,894,953
Issuance of common stock, net of issuance costs	73,198,000				48,000	73,150,000
Issuance of common stock, net of issuance costs (in shares)					4,807,692
Dividends paid to shareholders	(99,451,000)					(12,605,000)	(86,846,000)
Excess tax benefit related to share based compensation/exercises of stock options	1,647,000					1,647,000
Net income	20,025,000						20,025,000
Balance at Feb. 02, 2013	70,744,000				540,000	270,637,000	(200,433,000)
Balance, common stock (shares) at Feb. 02, 2013	53,980,797				53,980,797
Balance, preferred stock, shares at Feb. 02, 2013	0
Stock-based compensation expense	2,197,000					2,197,000
Stock-based compensation expense (in shares)					1,559
Exercise of warrants/stock options to purchase common stock	158,000					158,000
Exercise of warrants/stock options to purchase common stock (in shares)					36,781
Vesting of restricted shares related to stock option exercises	80,000					80,000
Excess tax benefit related to share based compensation/exercises of stock options	402,000					402,000
Net income	1,570,000						1,570,000
Balance at May. 04, 2013	$ 75,151,000				$ 540,000	$ 273,474,000	$ (198,863,000)
Balance, common stock (shares) at May. 04, 2013	54,019,137				54,019,137
Balance, preferred stock, shares at May. 04, 2013	0